Goodwill and Inatangible Assets (Details) - Schedule of Composition and Movements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	$ 35,703	$ 9,024
Additions	2,016	35
Currency translation	(85)	(240)
Impairment loss	(1,812)
Balance as of Ending Balance	35,822	35,703
Balance as of Beginning Balance	(4,841)	(703)
Accumulated Amortization Additions	(3,674)	(3,050)
Accumulated Amortization Currency translation	29	(74)
Balance as of Ending Balance	(8,486)	(4,841)
Intangible assets, net, as of ending balance	27,336	30,862
Cost:
Consolidation of Gix Internet (note 4F)		26,883
Accumulated Amortization:
Consolidation of Gix Internet (note 4F)		(1,014)
Technology [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	12,921	478
Additions
Currency translation	(13)	(42)
Impairment loss
Balance as of Ending Balance	12,908	12,921
Balance as of Beginning Balance	(2,869)	(69)
Accumulated Amortization Additions	(2,026)	(1,712)
Accumulated Amortization Currency translation	29	(74)
Balance as of Ending Balance	(4,866)	(2,869)
Intangible assets, net, as of ending balance	8,042	10,052
Cost:
Consolidation of Gix Internet (note 4F)		12,485
Accumulated Amortization:
Consolidation of Gix Internet (note 4F)		(1,014)
Software License [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	1,366	1,506
Additions		35
Currency translation	(62)	(175)
Impairment loss	(1,304)
Balance as of Ending Balance		1,366
Balance as of Beginning Balance
Accumulated Amortization Additions
Accumulated Amortization Currency translation
Balance as of Ending Balance
Intangible assets, net, as of ending balance		1,366
Cost:
Consolidation of Gix Internet (note 4F)
Accumulated Amortization:
Consolidation of Gix Internet (note 4F)
Patent [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	75	75
Additions	25
Currency translation
Impairment loss
Balance as of Ending Balance	100	75
Balance as of Beginning Balance
Accumulated Amortization Additions
Accumulated Amortization Currency translation
Balance as of Ending Balance
Intangible assets, net, as of ending balance	100	75
Cost:
Consolidation of Gix Internet (note 4F)
Accumulated Amortization:
Consolidation of Gix Internet (note 4F)
Brand Name [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	6,039	6,039
Additions	1,991
Currency translation
Impairment loss
Balance as of Ending Balance	8,030	6,039
Balance as of Beginning Balance	(1,230)	(634)
Accumulated Amortization Additions	(757)	(596)
Accumulated Amortization Currency translation
Balance as of Ending Balance	(1,987)	(1,230)
Intangible assets, net, as of ending balance	6,043	4,809
Cost:
Consolidation of Gix Internet (note 4F)
Accumulated Amortization:
Consolidation of Gix Internet (note 4F)
Customer Relations [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	6,234
Additions
Currency translation
Impairment loss
Balance as of Ending Balance	6,234	6,234
Balance as of Beginning Balance	(742)
Accumulated Amortization Additions	(891)	(742)
Accumulated Amortization Currency translation
Balance as of Ending Balance	(1,633)	(742)
Intangible assets, net, as of ending balance	4,601	5,492
Cost:
Consolidation of Gix Internet (note 4F)		6,234
Accumulated Amortization:
Consolidation of Gix Internet (note 4F)
Goodwill [Member]
Schedule of Composition and Movements [Line Items]
Balance as of Beginning Balance	9,068	926
Additions
Currency translation	(10)	(23)
Impairment loss	(508)
Balance as of Ending Balance	8,550	9,068
Balance as of Beginning Balance
Accumulated Amortization Additions
Accumulated Amortization Currency translation
Balance as of Ending Balance
Intangible assets, net, as of ending balance	$ 8,550	9,068
Cost:
Consolidation of Gix Internet (note 4F)		8,164
Accumulated Amortization:
Consolidation of Gix Internet (note 4F)